UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22020

Morgan Stanley FX Series Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6990

Date of fiscal year end:	October 31, 2009

Date of reporting period:	April 30, 2009

Item 1 - Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley FX Series Funds performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended April 30, 2009

Morgan Stanley FX Series Funds

Letter to the Shareholders

April 30, 2009

During the six months ended April 30, 2009, global currency markets continued to digest some of the worst global economic events in over a decade including the Lehman Brothers bankruptcy, AIG insolvency, collapse of the housing market, and skyrocketing unemployment. Governments responded with coordinated interest rate cuts, short-selling restrictions, and announcements of enormous stimulus programs. Any concerns about inflation evaporated and monetary spigots were fully opened to battle failing interbank liquidity. Despite these efforts, banks failed, credit markets froze, and stock markets crashed worldwide.

Currency volatility hit extreme levels during this period as global capital sought a safe haven from frantic drops in assets values. There was a massive exodus of capital from all forms of risk, causing lower risk economies to see inflows and higher risk, developing economies to experience outflows. The substantial one-way traffic toward lower risk environments was the major driver of currency returns. The huge moves in spot prices overwhelmed any interest rate differential earned during the period, and consequently interest rate carry strategies suffered.

The FX Alpha Strategy Portfolio

Total Return for the 6 Months Ended April 30, 2009
Class A	Class C	Class I	Class R	Class W	LIBOR Index[1]
–2.06%	–2.28%	–1.94%	–2.18%	–2.10%	0.15%

The performance of the Portfolio's five share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Strategy Portfolio underperformed the LIBOR (London Inter Bank Offered Rate) Index for the six months ended April 30, 2009, assuming no deduction of applicable sales charges.

Despite the relative underperformance, The FX Alpha Strategy Portfolio navigated the chaotic economic events relatively successfully, in our view. The enormous losses seen in equities and credit markets were largely avoided as the strategy benefited from its rigorous risk management procedures. Our risk control process takes into account factors other than interest rate differentials that may drive individual currency pairs at a given time. For example, we incorporate information provided by currency momentum, volatility, and relationships between currencies and returns of other asset classes. While the composition of the Portfolio will change over the market cycle, our approach remains consistent.

During the six-month period, the largest detractors from the Portfolio's returns included its exposure to the Euro,

the New Zealand dollar, the Australian dollar, the Turkish lira and the Indonesian rupee. The largest contributors for the period were the Portfolio's exposure to the Canadian dollar, the Japanese yen, and the Colombian peso.

As volatility increases, our portfolio strategy may scale down or eliminate positions in particular currencies, seeking to insulate our portfolios against extreme market moves to our portfolios. Currencies like the Mexican peso — with high interest rates relative to other currencies — are typical long positions in carry, or forward rate bias, portfolios such as The FX Alpha Strategy Portfolio. However, at times when volatility increases significantly and/or the spot price momentum turns negative, pushing the value of the peso lower, our proprietary models will seek to reduce or eliminate long positions. The Japanese yen is typically viewed as a funding currency, given the low interest rates in Japan. As such, carry portfolios would typically have a short yen position. During the reporting period, our proprietary models have maintained a long position due to the negative correlation of the yen to many other currencies, the general increase in volatility and, from time to time, the strength of the yen.

The Portfolio attempts to target an estimated Value at Risk ("VaR") of 2.50 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the Portfolio invested in currency transactions should not lose more than 2.50 percent of its net asset value in a 12-month period. The Portfolio's VaR for the 12 month ended April 30, 2009 was 2.65 percent.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Portfolio in the future.

The FX Alpha Plus Strategy Portfolio

Total Return for the 6 Months Ended April 30, 2009
Class A	Class C	Class I	Class R	Class W	LIBOR Index[1]
–5.00%	–5.30%	–4.88%	–5.11%	–5.07%	0.15%

The performance of the Portfolio's five share classes varies because each has different expenses. The Portfolio's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

All share classes of The FX Alpha Plus Strategy Portfolio underperformed the LIBOR (London Inter Bank Offered Rate) Index for the six months ended April 30, 2009, assuming no deduction of applicable sales charges.

Despite the relative underperformance, The FX Alpha Plus Strategy Portfolio navigated the chaotic economic events relatively successfully, in our view. The enormous losses seen in equities and credit markets were largely avoided as the strategy benefited from its rigorous risk management procedures. Our risk control process takes into account factors other than interest rate differentials that may drive individual currency pairs at a given time. For example, we incorporate information provided by currency momentum, volatility, and relationships between currencies and returns of other asset classes.

While the composition of the Portfolio will change over the market cycle, our approach remains consistent.

During the six-month period, the largest detractors from the Portfolio's returns included its exposure to the Euro, the New Zealand dollar, the Australian dollar, the Turkish lira and the Indonesian rupee. The largest contributors for the period were the Portfolio's exposure to the Canadian dollar, the Japanese yen, and the Colombian peso.

As volatility increases, our portfolio strategy may scale down, or eliminate positions in particular currencies, seeking to insulate our portfolios against extreme market moves. Currencies like the Mexican peso — with high interest rates relative to other currencies — are typical long positions in a carry, or forward rate bias, portfolios such as The FX Alpha Plus Strategy Portfolio. However, at times when volatility increases significantly and/or the spot price momentum turns negative, pushing the value of the peso lower, our proprietary models will seek to reduce or eliminate long positions. The Japanese yen is typically viewed as a funding currency, given the low interest rates in Japan. As such, carry portfolios would typically have a short yen position. Our proprietary models have maintained a long position due to the negative correlation of the yen to many other currencies, the general increase in volatility and, from time to time, the strength of the yen.

The Portfolio attempts to target an estimated Value at Risk ("VaR") of 6.00 percent. Accordingly, we seek to manage the currency transactions so that, under normal market conditions with a confidence level of 95 percent, the portion of the Portfolio invested in currency transactions should not lose more than 6.00 percent of its net asset value in a given 12-month period. The Portfolio's VaR for the 12 months ended April 30, 2009 was 6.35 percent.

There is no guarantee that the strategy discussed above will continue to perform as discussed herein or the securities discussed above will be held by the Portfolio in the future.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

The FX Alpha Strategy Portfolio
Average Annual Total Returns—Period Ended April 30, 2009
Symbol	Class A Shares* (since 08/15/07) FXAAX	Class C Shares† (since 08/15/07) FXACX	Class I Shares†† (since 08/15/07) FXADX	Class R Shares# (since 03/31/08) FXARX	Class W Shares## (since 03/31/08) FXAWX
1 Year	–1.70%[2] –3.91 [3]	–2.18%[2] –2.91 [3]	–1.49%[2] —	–2.01%[2] —	–1.86%[2] —
Since Inception	–0.73 [2] –2.04 [3]	–1.24 [2] –1.24 [3]	–0.51 [2] —	–2.04 [2] —	–1.90 [2] —
Gross Expense Ratio Net Expense Ratio	1.37 1.17	1.89 1.69	1.14 0.94	1.58 1.38	1.43 1.23

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end. The net expense ratio is lower than the gross expense ratio because certain fees have been voluntarily waived; this waiver may be terminated at any time. Absent such fee waivers/reimbursements, the Fund's returns would have been lower.

*  The maximum front-end sales charge for Class A is 2.25%.

†  The maximum contingent deferred sales charge for Class C is 0.75% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio's current prospectus for complete details on fees and sales charges.

The FX Alpha Plus Strategy Portfolio
Average Annual Total Returns—Period Ended April 30, 2009
Symbol	Class A Shares* (since 08/15/07) FXPAX	Class C Shares† (since 08/15/07) FXPCX	Class I Shares†† (since 08/15/07) FXPDX	Class R Shares# (since 03/31/08) FXPRX	Class W Shares## (since 03/31/08) FXPWX
1 Year	–5.54%[2] –9.32 [3]	–6.13%[2] –7.06 [3]	–5.26%[2] —	–5.72%[2] —	–5.67%[2] —
Since Inception	–4.54 [2] –6.79 [3]	–5.24 [2] –5.24 [3]	–4.18 [2] —	–6.10 [2] —	–5.97 [2] —
Gross Expense Ratio Net Expense Ratio	1.68 1.57	2.44 2.33	1.44 1.33	1.95 1.84	1.88 1.77

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Performance for Class A, Class C, Class I, Class R, and Class W shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expenses are as of the Fund's fiscal year end. The net expense ratio is lower than the gross expense ratio because certain fees have been voluntarily waived; this waiver may be terminated at any time. Absent such fee waivers/reimbursements, the Fund's returns would have been lower.

*  The maximum front-end sales charge for Class A is 4.0%.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class I has no sales charge.

#  Class R has no sales charge.

##  Class W has no sales charge.

(1)  LIBOR stands for London Interbank Offered Rate and is the interest rate, fixed daily, at which international banks charge each other to borrow funds in the London interbank market. LIBOR is frequently used as the base for resetting rates on floating-rate securities. The LIBOR overnight (O/N) rate is most widely used as a short term benchmark and represents the rate for balances held from one day until the next business day. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(3)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Portfolio's current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/08 – 04/30/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The FX Alpha Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/08	04/30/09	11/01/08 – 04/30/09
Class A
Actual (–2.06% return)	$1,000.00	$979.40	$5.50
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.24	$5.61
Class C
Actual (–2.28% return)	$1,000.00	$977.20	$7.99
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.71	$8.15
Class I
Actual (–1.94% return)	$1,000.00	$980.60	$4.32
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.43	$4.41
Class R
Actual (–2.18% return)	$1,000.00	$978.20	$6.77
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.95	$6.90
Class W
Actual (–2.10% return)	$1,000.00	$979.00	$6.04
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.70	$6.16

  @  Expenses are equal to the Portfolio's annualized expense ratios of 1.12%, 1.63%, 0.88%, 1.38% and 1.23% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 2.05%, 2.56%, 1.81%, 2.31% and 2.16% for Class A, Class C, Class I, Class R and Class W shares, respectively.

The FX Alpha Plus Strategy Portfolio

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/08	04/30/09	11/01/08 – 04/30/09
Class A
Actual (–5.00% return)	$1,000.00	$950.00	$7.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.16	$7.70
Class C
Actual (–5.30% return)	$1,000.00	$947.00	$10.52
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.98	$10.89
Class I
Actual (–4.88% return)	$1,000.00	$951.20	$6.34
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.30	$6.56
Class R
Actual (–5.11% return)	$1,000.00	$948.90	$8.75
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.82	$9.05
Class W
Actual (–5.07% return)	$1,000.00	$949.30	$8.02
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.56	$8.30

  @  Expenses are equal to the Porfolio's annualized expense ratios of 1.54%, 2.18%, 1.31%, 1.81% and 1.66% for Class A, Class C, Class I, Class R and Class W shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). If the Portfolio had borne all of its expenses, the annualized expense ratios would have been 1.88%, 2.52%,1.65%, 2.15% and 2.00% for Class A, Class C, Class I, Class R and Class W shares, respectively.

The FX Alpha Strategy Portfolio

Portfolio of Investments  ■  April 30, 2009 (unaudited)

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (a) (101.0%)
	Investment Company
35,534	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $35,534,444)	$35,534,444

Total Investment (Cost $35,534,444) (b)	101.0%	35,534,444
Liabilities in Excess of Other Assets	(1.0)	(353,629)
Net Assets	100.0%	$35,180,815

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at April 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
EUR	302		$400	05/05/09	$0
CZK	178,791		$8,543	05/07/09	(297)
AUD	736,303		$514,808	05/08/09	(19,990)
AUD	295,044		$208,190	05/08/09	(6,109)
	$161,764	BRL	360,814	05/08/09	2,704
CAD	495,318		$400,115	05/08/09	(14,980)
CAD	225,806		$181,761	05/08/09	(7,473)
	$71,980	CHF	83,034	05/08/09	779
CLP	77,159,944		$127,833	05/08/09	(4,778)
CLP	185,767,580		$306,993	05/08/09	(12,276)
	$375,135	COP	882,354,098	05/08/09	9,718
	$55,054	COP	128,275,951	05/08/09	895
	$32,152	EUR	24,821	05/08/09	689
	$131,869	EUR	101,925	05/08/09	2,986
GBP	276,241		$401,722	05/08/09	(6,930)
	$136,143	HUF	31,612,481	05/08/09	8,638
	$608	HUF	140,732	05/08/09	36
	$153,393	HUF	34,465,273	05/08/09	4,454
ILS	440,279		$104,332	05/08/09	(1,103)
ILS	515,326		$122,093	05/08/09	(1,312)
ILS	7,647		$1,796	05/08/09	(35)
	$221,631	JPY	21,760,830	05/08/09	(953)
	$268,548	JPY	26,401,302	05/08/09	(811)
KRW	114,292,719		$84,225	05/08/09	(4,889)
KRW	2,960,560		$2,178	05/08/09	(131)
	$50,044	MXN	665,624	05/08/09	(1,908)
	$454,694	MXN	6,102,443	05/08/09	(13,388)
NOK	248,091		$36,472	05/08/09	(1,303)

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
NOK	353,253		$52,662	05/08/09	$(1,124)
	$482,497	NZD	870,300	05/08/09	9,591
	$166,495	NZD	296,709	05/08/09	1,272
	$590,361	PHP	28,913,673	05/08/09	7,128
	$40,035	PHP	1,959,324	05/08/09	453
	$607,020	PHP	29,410,123	05/08/09	728
PLN	700,425		$204,994	05/08/09	(4,325)
PLN	200,287		$58,027	05/08/09	(1,828)
SEK	1,436,985		$166,795	05/08/09	(11,836)
SEK	37,417		$4,376	05/08/09	(275)
SGD	1,089,085		$722,397	05/08/09	(13,206)
SGD	292,522		$195,210	05/08/09	(2,369)
	$850,231	TRY	1,418,780	05/08/09	34,531
	$120,762	TRY	196,836	05/08/09	1,986
TWD	19,339,774		$572,301	05/08/09	(15,056)
TWD	19,615,477		$580,769	05/08/09	(14,961)
TWD	6,415,700		$190,320	05/08/09	(4,527)
	$52,958	ZAR	482,030	05/08/09	3,860
	$214,054	ZAR	1,960,573	05/08/09	17,044
				Net Unrealized Depreciation	$(60,681)

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

GBP  British Pound.

CAD  Canadian Dollar.

CLP  Chilean Peso.

COP  Colombian Peso.

CZK  Czech Koruna.

EUR  Euro.

HUF  Hungarian Forint.

IDR  Indonesian Rupiah.

ILS  Israeli Shekel.

JPY  Japanese Yen.

MXN  Mexican Peso.

TWD  Taiwan Dollar.

NZD  New Zealand Dollar.

NOK  Norwegian Krone.

PHP  Philippines Peso.

PLN  Polish Zloty.

RUB  Russian Ruble.

SGD  Singapore Dollar.

SKK  Slovakia Koruna.

ZAR  South African Rand.

KRW  South Korean Won.

SEK  Swedish Krona.

CHF  Swiss Franc.

TRY  New Turkish Lira.

See Notes to Financial Statements

The FX Alpha Plus Portfolio

Portfolio of Investments  ■  April 30, 2009 (unaudited)

NUMBER OF SHARES (000)		VALUE
	Short-Term Investment (a) (100.7%)
	Investment Company
108,144	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $108,143,763)	$108,143,763

Total Investment (Cost $108,143,763) (b)	100.7%	108,143,763
Liabilities in Excess of Other Assets	(0.7)	(788,483)
Net Assets	100.0%	$107,355,280

  (a)  See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds.

  (b)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at April 30, 2009:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	5,709,445		$3,991,930	05/08/09	$(155,006)
AUD	2,266,573		$1,599,351	05/08/09	(46,927)
	$1,251,013	BRL	2,790,384	05/08/09	20,908
CAD	5,576,879		$4,504,921	05/08/09	(168,707)
	$556,668	CHF	642,155	05/08/09	6,027
CLP	572,544,100		$948,549	05/08/09	(35,452)
CLP	1,460,829,706		$2,414,116	05/08/09	(96,533)
	$2,904,040	COP	6,830,591,903	05/08/09	75,227
	$422,836	COP	985,207,061	05/08/09	6,877
CZK	1,382,700		$66,065	05/07/09	(2,297)
EUR	2,383		$3,154	05/05/09	1
	$224,331	EUR	173,184	05/08/09	4,805
	$1,044,104	EUR	807,018	05/08/09	23,644
GBP	830		$1,226	05/05/09	(2)
GBP	2,136,338		$3,106,759	05/08/09	(53,594)
	$1,071,838	HUF	248,880,745	05/08/09	68,004
	$1,171,525	HUF	263,225,911	05/08/09	34,016
ILS	7,166,793		$1,698,292	05/08/09	(17,953)
ILS	221,409		$52,457	05/08/09	(564)
ILS	61,196		$14,376	05/08/09	(279)
	$1,466,656	JPY	144,188,867	05/08/09	(4,431)
	$2,324,972	JPY	228,277,340	05/08/09	(10,003)
KRW	17,881,913		$13,153	05/08/09	(789)
KRW	888,906,937		$655,053	05/08/09	(38,021)
	$341,965	MXN	4,548,439	05/08/09	(13,039)
	$3,561,063	MXN	47,793,022	05/08/09	(104,851)
NOK	1,935,322		$284,510	05/08/09	(10,165)
NOK	2,715,223		$404,780	05/08/09	(8,644)

See Notes to Financial Statements

The FX Alpha Plus Portfolio

Portfolio of Investments  ■  April 30, 2009 (unaudited) continued

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
	$3,739,941	NZD	6,745,883	05/08/09	$74,343
	$1,278,995	NZD	2,279,287	05/08/09	9,769
	$150,713	PHP	7,375,899	05/08/09	1,707
	$4,721,143	PHP	231,383,219	05/08/09	60,297
	$4,694,445	PHP	227,445,849	05/08/09	5,631
PLN	48,814		$14,618	05/05/09	22
PLN	5,424,831		$1,587,693	05/08/09	(33,498)
PLN	1,540,908		$446,433	05/08/09	(14,062)
SEK	11,280,535		$1,309,361	05/08/09	(92,911)
SEK	121,889		$14,256	05/08/09	(896)
SGD	8,437,732		$5,596,798	05/08/09	(102,312)
SGD	2,247,051		$1,499,534	05/08/09	(18,195)
	$6,581,633	TRY	10,982,771	05/08/09	267,301
	$927,478	TRY	1,511,743	05/08/09	15,255
TWD	45,785,546		$1,358,219	05/08/09	(32,308)
TWD	149,555,771		$4,428,002	05/08/09	(114,071)
TWD	155,539,042		$4,602,700	05/08/09	(121,088)
ZAR	3,449		$406	05/05/09	(1)
	$1,687,755	ZAR	15,458,572	05/08/09	134,387
	$377,004	ZAR	3,431,517	05/08/09	27,478
				Net Unrealized Depreciation	$(460,900)

Currency Abbreviations:

AUD  Australian Dollar.

BRL  Brazilian Real.

GBP  British Pound.

CAD  Canadian Dollar.

CLP  Chilean Peso.

COP  Colombian Peso.

CZK  Czech Republic Koruna.

EUR  Euro.

HUF  Hungary Forint.

IDR  Indonesian Rupiah.

ILS  Israeli Shekel.

JPY  Japanese Yen.

MXN  Mexican Peso.

TWD  Taiwan Dollar.

NZD  New Zealand Dollar.

NOK  Norwegian Krone.

PHP  Philippines Peso.

PLN  Poland Zloty.

RUB  Russian Ruble.

SGD  Singapore Dollar.

SKK  Slovakia Koruna.

ZAR  South African Rand.

KRW  South Korean Won.

SEK  Swedish Krona.

CHF  Swiss Franc.

TRY  Turkish Lira.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements

Statement of Assets and Liabilities

April 30, 2009 (unaudited)

	Alpha Strategy	Alpha Plus Strategy
Assets:
Investments in affiliate, at value (cost $35,534,444 and $108,143,763, respectively)	$35,534,444	$108,143,763
Unrealized appreciation on open forward foreign currency contracts	107,492	835,699
Cash (Including foreign currency valued at $879 with a cost of $220 and $20,945 with a cost of $26,654, respectively)	74,447	20,945
Receivable for:
Compensated forward foreign currency contracts	188,254	1,438,977
Shares of beneficial interest sold	35,400	185,148
Dividends from affiliate	7,765	23,752
Swap contracts collateral due from brokers	—	448,000
Prepaid expenses and other assets	37,934	79,003
Receivable from Adviser	35,998	—
Total Assets	36,021,734	111,175,287
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	168,173	1,296,599
Payable for:
Shares of beneficial interest redeemed	393,688	545,050
Compensated forward foreign currency contracts	242,407	1,866,139
Distribution fee	10,897	46,090
Investment advisory fee	—	32,403
Administration fee	—	7,282
Accrued expenses and other payables	25,754	26,444
Total Liabilities	840,919	3,820,007
Net Assets	$35,180,815	$107,355,280
Composition of Net Assets:
Paid-in-capital	$36,502,258	$121,041,638
Net unrealized depreciation	(60,721)	(466,608)
Accumulated net investment income (loss)	282,121	(584,145)
Accumulated net realized loss	(1,542,843)	(12,635,605)
Net Assets	$35,180,815	$107,355,280
Class A Shares:
Net Assets	$14,774,814	$45,558,698
Shares Outstanding (unlimited authorized, $.01 par value)	505,897	1,665,051
Net Asset Value Per Share	$29.21	$27.36
Maximum Offering Price Per Share, (net asset value plus 2.30% and 4.17% of net asset value, respectively)	$29.88	$28.50
Class C Shares:
Net Assets	$12,209,088	$42,666,800
Shares Outstanding (unlimited authorized, $.01 par value)	419,708	1,571,995
Net Asset Value Per Share	$29.09	$27.14
Class I Shares:
Net Assets	$7,971,292	$18,554,246
Shares Outstanding (unlimited authorized, $.01 par value)	272,676	674,964
Net Asset Value Per Share	$29.23	$27.49
Class R Shares:
Net Assets	$97,729	$93,419
Shares Outstanding (unlimited authorized, $.01 par value)	3,352	3,424
Net Asset Value Per Share	$29.16	$27.28
Class W Shares:
Net Assets	$127,892	$482,117
Shares Outstanding (unlimited authorized, $.01 par value)	4,382	17,650
Net Asset Value Per Share	$29.18	$27.32

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2009 (unaudited)

Net Investment Loss:	Alpha Strategy	Alpha Plus Strategy
Income
Dividends from affiliate	$179,262	$550,245
Interest	36	1,224
Total Income	179,298	551,469
Expenses
Custodian fees	157,601	151,613
Investment advisory fee (Note 2)
Basic fee	116,333	710,612
Performance adjustment	(13,315)	(87,598)
Distribution fee (Class A shares)	19,055	60,833
Distribution fee (Class C shares)	54,008	221,638
Distribution fee (Class R shares)	245	237
Distribution fee (Class W shares)	224	3,221
Registration fees	36,839	38,496
Professional fees	35,425	34,198
Administration fee	16,921	51,681
Transfer agent fees and expenses	10,793	29,563
Trustees' fees and expenses	661	1,588
Shareholder reports and notices	—	28,526
Other	8,785	21,813
Total Expenses	443,575	1,266,421
Less: amounts waived/reimbursed	(169,570)	(46,630)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(14,795)	(84,575)
Net Expenses	259,210	1,135,216
Net Investment Loss	(79,912)	(583,747)
Realized and Unrealized Gain (loss): Realized Loss on:
Option contracts	(31,290)	(225,333)
Foreign exchange transactions	(1,511,553)	(11,338,340)
Net Realized Loss	(1,542,843)	(11,563,673)
Change in Unrealized Appreciation/Depreciation on:
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	691,269	5,192,085
Net Loss	(851,574)	(6,371,588)
Net Decrease	$(931,486)	$(6,955,335)

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Financial Statements continued

Statements of Changes in Net Assets

	Alpha Strategy		Alpha Plus Strategy
	FOR THE SIX MONTHS ENDED APRIL 30, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008	FOR THE SIX MONTHS ENDED APRIL 30, 2009	FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)		(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income (loss)	$(79,912)	$1,154,291	$(583,747)	$2,151,109
Net realized loss	(1,542,843)	(347,229)	(11,563,673)	(2,030,587)
Net change in unrealized appreciation/ depreciation	691,269	(685,471)	5,192,085	(5,190,723)
Net Increase (Decrease)	(931,486)	121,591	(6,955,335)	(5,070,201)
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(14,941)	(220,957)	—	(822,110)
Class C shares	(5,545)	(126,627)	—	(318,083)
Class I shares	(12,438)	(226,040)	—	(237,960)
Class R shares	(63)	(651)	—	(606)
Class W shares	(100)	(727)	—	(643)
Paid-in-Capital
Class A shares	—	—	—	(126,589)
Class C shares	—	—	—	(109,570)
Class I shares	—	—	—	(44,124)
Class R shares	—	—	—	(168)
Class W shares	—	—	—	(168)
Total Dividends and Distributions	(33,087)	(575,002)	—	(1,660,021)
Net increase (decrease) from transactions in shares of beneficial interest	(15,306,860)	31,112,298	(40,478,165)	101,912,952
Net Increase (Decrease)	(16,271,433)	30,658,887	(47,433,500)	95,182,730
Net Assets:
Beginning of period	51,452,248	20,793,361	154,788,780	59,606,050
End of Period	$35,180,815	$51,452,248	$107,355,280	$154,788,780
Accumulated Undistributed (Dividends in excess of) Net Investment Income	$282,121	$395,120	$(584,145)	$(398)

See Notes to Financial Statements

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley FX Series Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act), as a non-diversified, open-end management investment company. The Fund is a mutual fund comprised of two separate portfolios, the FX Alpha Strategy Portfolio and the FX Alpha Plus Strategy Portfolio, (the "Portfolios"). Each with its own distinctive investment objective, to seek total return through a combination of income and capital appreciation. The Fund was organized as a Massachusetts business trust on January 31, 2007 and commenced operations on August 15, 2007. On March 31, 2008, the Fund commenced offering Class R and Class W shares.

The Portfolios offer Class A, Class C, Class I, Class R and Class W shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months or one year, respectively. Class I, Class R and Class W shares are not subject to a sales charge. Additionally, Class A, Class C, Class R and Class W shares incur distribution expenses.

For the period November 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A, Class C, Class I, Class R and Class W shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price; (3) list options are valued at the latest price published by the commodities exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (4) when market quotations are not readily available including circumstances under which the Investment Adviser or Morgan Stanley Investment Management Limited (the "Sub-Adviser"), an affiliate of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (5) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (6) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time, the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. Options — When the Fund writes a call or put option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security, which the Fund purchases upon exercise of the option. By writing a covered call option, the Fund, in exchange for the premium, forgoes the opportunity for capital appreciation above the exercise price, should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current market price.

When the Fund purchases a call or put option, the premium paid is recorded as an investment which and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in written options for the six months ended April 30, 2009 were as follows:

Alpha Strategy Portfolio
	Number of Contract	Premium
Options written, outstanding at beginning of the period	—	—
Options written	4,542	$8,862
Options closed	(2,050)	(5,248)
Options expired	(2,492)	(3,614)
Options written, outstanding at end of period	0	0
Alpha Plus Strategy Portfolio
	Number of Contract	Premium
Options written, outstanding at beginning of the period	—	—
Options written	33,272	$106,414
Options closed	(14,641)	(37,481)
Options expired	(18,631)	(68,933)
Options written, outstanding at end of period	0	0

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

F. Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN 48") Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended October 31, 2008, remains subject to examination by taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements and Sub-Advisory Agreements

The Investment Adviser provides investment advisory services pursuant to an investment advisory agreement (the "Investment Advisory Agreement").

Pursuant to the Investment Advisory Agreement, The FX Alpha Strategy Portfolio pays the Investment Adviser a base fee of 0.55% of the average daily net assets of the Portfolio and then applies a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable 12-month performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the U.S. Dollar London Interbank Offering Rate ("LIBOR ") plus 2.50% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 2.50%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 2.50%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.275% of the Portfolio's average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.275% to 0.825% of the Portfolios average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. For the six

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

months ended April 30, 2009, the total investment advisory fee accrued, including the performance adjustment, was 0.49% of the Portfolio's average net assets on an annual basis.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Strategy's total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.29% for Class A, 1.79% for Class C, 1.04% for Class I, 1.54% for Class R and 1.39% for Class W shares. The waiver may be terminated at any time.

Pursuant to the Investment Advisory Agreement, The FX Alpha Plus Strategy Portfolio is determined by calculating a base fee of 1.10% of the average daily net assets of the Portfolio and then applying a performance adjustment. The performance adjustment either increases or decreases the advisory fee, depending on how well the Portfolio has performed over the applicable performance period. The base fee is adjusted (i) upward if, during the most recent 12-month period, the Portfolio outperforms the LIBOR plus 6.00% and (ii) adjusted downward if, during the most recent 12-month period, the Portfolio underperforms LIBOR minus 6.00%. The performance adjustment is 20% of the amount by which the Portfolio outperforms or underperforms LIBOR plus or minus 6.00%, respectively, during the applicable period. The maximum or minimum adjustment over any 12-month period is ±0.55% of the Portfolio's average net assets over the applicable performance period. As a result, the Portfolio could pay an annualized advisory fee that ranges from 0.55% to 1.65% of the Portfolios average daily net assets. The performance adjustment for each class of shares will be based on the performance of the Class I shares. For the six months ended April 30, 2009, the total investment advisory fee accrued, including the performance adjustment, was 0.96% of the Portfolio's average net assets on an annual basis.

The Investment Adviser has voluntarily agreed to waive the FX Alpha Plus Strategy total annual portfolio operating expenses (excluding the performance adjustment, distribution and/or service (12b-1) fees and brokerage fees) so that total annual portfolio operating expenses do not exceed 1.84% for Class A, 2.59% for Class C, 1.59% for Class I, 2.09% for Class R and 1.94% for Class W shares. The waiver may be terminated at any time.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser provides the Portfolios with investment advice and portfolio management relating to the Portfolios' investments in securities, subject to the overall supervision of the Investment Adviser. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $25,637 for FX Alpha Strategy and $308,305 for FX Alpha Plus Strategy for the period ending April 30, 2009.

3. Plan of Distribution

Shares of the Portfolios are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Portfolios have adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Portfolios will pay the Distributor a fee which is accrued daily and payable monthly at the following annual rates: (i) up to 0.25% of the average daily net assets of Class A of each Portfolio; (ii) up to 0.75% and 1.00% of the average daily net assets of Class C, for the FX Alpha Strategy Portfolio and the FX Alpha Plus Strategy Portfolio, respectively; and (iii) up to 0.50% and 0.35% of the average daily net assets of Class R and Class W shares, respectively, of each Portfolio.

In the case of Class A, Class C, Class R and Class W shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75%, 0.50% and 0.35%, of the average daily net assets, respectively, for the FX Alpha Strategy Portfolio and 0.25%, 1.0%, 0.50% and 0.35% of the average daily net assets, respectively, for the FX Alpha Plus Strategy Portfolio, will not be reimbursed by the Fund through payments in any subsequent year, except with respect to Class A and Class C, expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year.

For the six months ended April 30, 2009, the distribution fee was accrued for Class A, Class C, Class R and Class W shares at the annual rate of 0.24%, 0.75%, 0.50% and 0.35%, for the FX Alpha Strategy Portfolio, respectively and 0.23%, 0.87%, 0.50% and 0.35%, respectively for the FX Alpha Plus Strategy Portfolio.

The Distributor has informed the Fund that for the six months ended April 30, 2009, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $21,486, $6,837, respectively for the FX Alpha Strategy Portfolio and $44,119 and $39,866, respectively, for the FX Alpha Plus Strategy Portfolio. In addition, the Portfolios received $3,555 and $1,369, respectively in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Portfolios.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

4. Security Transactions and Transactions with Affiliates

The Funds invests in Morgan Stanley Institutional Liquidity Funds, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds. For the six months ended April 30, 2009, advisory fees paid were reduced by $14,795 for FX Alpha Strategy and $84,575 for FX Alpha Plus Strategy, relating to the Fund's investment in Morgan Stanley Institutional Liquidity Funds. Income distributions earned by the Funds are recorded as "dividends from affiliate" in the Statement of Operations and totaled $179,262 for FX Alpha Strategy and $550,245 for FX Alpha Plus Strategy, for the six months ended April 30, 2009. During the six months ended April 30, 2009, cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds aggregated $7,588,205 and $19,118,920, for FX Alpha Strategy, respectively, and $30,711,666 and $69,189,128 for FX Alpha Plus Strategy, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in currency spot, forward and non-deliverable forward transactions. A currency spot contract facilitates the settlement of foreign currency denominated transactions as well as manage currency exposure. A currency forward transaction is a contract to buy or sell a specified quantity of currency at a specified date in the future at a specified price. Currency forwards generally may be used to increase or reduce exposure to currency price movements. A non-deliverable currency forward transaction is a synthetic short-term forward contract on a thinly traded or non-convertible foreign currency, where the profit or loss is the difference between a specified exchange rate and the spot rate at the time of settlement. Non-deliverable forwards allow investors to hedge or gain exposure to local currency movements of markets without actually dealing in the underlying markets.

The currency market is highly volatile. Prices in these markets are influenced by changing supply and demand for a particular currency, which can be influenced by investment and trading activities of mutual funds, hedge funds and currency funds. Currency prices may also be influenced by changes in balance of payment and trade, domestic and foreign rates of inflation, international trade restrictions and currency devaluations and revaluations as well as political events.

For hedging and investment purposes, the Fund may engage in transactions listed and over-the-counter options to manage foreign currency exposure associated with foreign currency denominated securities.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

Forward contracts and options involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2008, both Portfolios had temporary book/tax differences primarily attributable to the mark-to-market of open forward foreign currency exchange contracts.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

7. Shares of Beneficial Interest

Transactions in shares of Beneficial Interest:

Alpha Strategy Portfolio	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	25,422	$751,196	2,598,917	$28,987,659
Reinvestment of dividends and distributions	456	13,483	12,049	205,322
Redeemed	(178,703)	(5,282,675)	(1,515,273)	(19,965,352)
Shares tendered from reverse stock split @@	—	—	(1,501,547)	—
Net increase (decrease) — Class A	(152,825)	(4,517,996)	(405,854)	9,227,629
CLASS C SHARES
Sold	30,311	892,134	1,423,358	14,887,204
Reinvestment of dividends and distributions	188	5,528	5,940	103,876
Redeemed	(203,476)	(5,991,202)	(270,053)	(4,685,076)
Shares tendered from reverse stock split @@	—	—	(1,317,354)	—
Net increase (decrease) — Class C	(172,977)	(5,093,540)	(158,109)	10,306,004
CLASS I SHARES
Sold	99,358	2,937,575	3,299,220	36,872,654
Reinvestment of dividends and distributions	332	9,817	10,177	184,499
Redeemed	(293,050)	(8,642,716)	(1,185,059)	(25,710,866)
Shares tendered from reverse stock split @@	—	—	(1,920,961)	—
Net increase (decrease) — Class I	(193,360)	(5,695,324)	203,377	11,346,287
CLASS R SHARES
Sold	—	—	9,990	100,000
Reinvestment of dividends	—	—	22	651
Shares tendered from reverse stock split @@	—	—	(6,660)	—
Net increase — Class R	—	—	3,352	100,651
CLASS W SHARES
Sold	—	—	11,018	131,000
Reinvestment of dividends	—	—	24	727
Shares tendered from reverse stock split @@	—	—	(6,660)	—
Net increase — Class W	—	—	4,382	131,727
Net increase (decrease) in Fund	(519,162)	$(15,306,860)	(352,852)	$31,112,298

  @@  As of the close of business on June 13, 2008, the Portfolio implemented a reverse stock split which resulted in a reduction of shares.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

Alpha Plus Strategy Portfolio	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	55,954	$1,569,650	6,721,624	$71,121,783
Reinvestment of dividends	—	—	50,725	849,721
Redeemed	(714,088)	(20,018,404)	(2,755,917)	(37,634,568)
Shares tendered from reverse stock split @@	—	—	(5,282,018)	—
Net increase (decrease) — Class A	(658,134)	(18,448,754)	(1,265,586)	34,336,936
CLASS C SHARES
Sold	26,348	737,061	4,926,958	51,534,868
Reinvestment of dividends	—	—	21,052	398,351
Redeemed	(586,819)	(16,305,518)	(547,038)	(9,609,529)
Shares tendered from reverse stock split @@	—	—	(4,415,983)	—
Net increase (decrease) — Class C	(560,471)	(15,568,457)	(15,011)	42,323,690
CLASS I SHARES
Sold	82,520	2,318,619	3,670,891	39,711,230
Reinvestment of dividends	—	—	11,703	260,908
Redeemed	(321,047)	(9,025,475)	(866,517)	(15,139,317)
Shares tendered from reverse stock split @@	—	—	(2,167,600)	—
Net increase (decrease) Class I	(238,527)	(6,706,856)	648,477	24,832,821
CLASS R SHARES
Sold	—	—	10,194	100,000
Reinvestment of dividends	—	—	27	774
Shares tendered from reverse stock split @@	—	—	(6,797)	—
Net increase — Class R	—	—	3,424	100,774
CLASS W SHARES
Sold	88,607	2,503,067	22,497	466,799
Reinvestment of dividends	—	—	28	811
Redeemed	(81,526)	(2,257,165)	(5,160)	(148,879)
Shares tendered from reverse stock split @@	—	—	(6,796)	—
Net increase — Class W	7,081	245,902	10,569	318,731
Net increase (decrease) in Fund	(1,450,051)	$(40,478,165)	(618,127)	$101,912,952

  @@  As of the close of business on June 13, 2008, the Portfolio implemented a reverse stock split which resulted in a reduction of shares.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

8. Fair Valuation Measurements

The Fund adopted FASB statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective November 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — quoted prices in active markets for identical investments.

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
FX Alpha Strategy
Assets:
Investments in Securities	$35,534,444	$35,534,444	—	—
Other Financial Instruments*	107,492	—	$107,492	—
Total	$35,641,936	$35,534,444	$107,492	—
Liabilities:
Other Financial Instruments*	$(168,173)	—	$(168,173)	—

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

		FAIR VALUE MEASUREMENTS AT APRIL 30, 2009 USING
	TOTAL	QUOTED PRICES IN ACTIVE MARKET FOR IDENTICAL ASSETS (LEVEL 1)	SIGNIFICANT OTHER OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
FX Alpha Plus Strategy
Assets:
Investments in Securities	$108,143,763	$108,143,763	—	—
Other Financial Instruments*	835,699	—	$835,699	—
Total	$108,979,462	$108,143,763	$835,699	—
Liabilities:
Other Financial Instruments*	$(1,296,599)	—	$(1,296,599)	—

*  Other financial instruments include forward contracts

9. Accounting Pronouncements

On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 ("SFAS 161"). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund's financial statements has not been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund's financial statements.

In May 2009, the FASB issued Statement of Financial Accounting Standards No. 165 ("SFAS 165"), Subsequent Events, which is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. SFAS 165 is effective for interim or annual financial periods ending after June 15, 2009. Management is currently evaluating the impact that the adoption of SFAS 165 will have on the Fund's financial statement disclosures.

Morgan Stanley FX Series Funds

Notes to Financial Statements  ■  April 30, 2009 (unaudited) continued

10. Stock Split

As of the close of business on June 13, 2008, the Portfolios implemented a 1:3 reverse stock split. This reverse stock split effectively decreased the number of outstanding shares for each Portfolio. As a result, shareholders' accounts reflect proportionally fewer shares with a higher net asset value per share. While the number of shares declined, neither Portfolios' holdings nor the total value of shareholders' investments was affected. Per share data in the financial highlights prior to June 13, 2008, has been adjusted to give effect to this reversed stock split.

The FX Alpha Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008^^		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007^^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.84		$30.03		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.04)		0.64		0.21
Net realized and unrealized loss	(0.57)		(0.46)		(0.12)
Total income (loss) from investment operations	(0.61)		0.18		0.09
Dividends and Distributions to shareholders from:
Net Investment Income	(0.02)		(0.37)		–
Paid-in-Capital	–		–		(0.06)
Total dividends and distributions	(0.02)		(0.37)		(0.06)
Net asset value, end of period	$29.21		$29.84		$30.03
Total Return(2)	(2.06	)%(7)	0.59%		0.25	%(7)
Ratios to Average Net Assets(3):
Expenses	1.12	%(4)(5)(8)	1.17	%(4)	1.29	%(4)(5)(8)
Net investment income (loss)	(0.27	)%(4)(5)(8)	2.11	%(4)	3.38	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.20%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$14,775		$19,659		$10,658

^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	2.05%	(1.20)%
October 31, 2007	9.84	(5.17)

  (6)  Amount is less than 0.005%

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008^^		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007^^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.79		$30.00		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.11)		0.46		0.18
Net realized and unrealized loss	(0.58)		(0.44)		(0.15)
Total income (loss) from investment operations	(0.69)		0.02		0.03
Dividends and Distributions to shareholders from:
Net Investment Income	(0.01)		(0.23)		–
Paid-in-Capital	–		–		(0.03)
Total dividends and distributions	(0.01)		(0.23)		(0.03)
Net asset value, end of period	$29.09		$29.79		$30.00
Total Return(2)	(2.28	)%(7)	0.04%		0.13	%(7)
Ratios to Average Net Assets(3):
Expenses	1.63	%(4)(5)(8)	1.69	%(4)	1.79	%(4)(5)(8)
Net investment income (loss)	(0.78	)%(4)(5)(8)	1.53	%(4)	2.88	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.20%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$12,209		$17,654		$7,510

^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	2.56%	(1.71)%
October 31, 2007	10.34	(5.67)

  (6)  Amount is less than 0.005%

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008^^		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007^^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.84		$30.00		$30.00
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.01)		0.69		0.24
Net realized and unrealized loss	(0.57)		(0.41)		(0.18)
Total income (loss) from investment operations	(0.58)		0.28		0.06
Dividends and Distributions to shareholders from:
Net Investment Income	(0.03)		(0.44)		–
Paid-in-Capital	0.00		–		(0.06)
Total dividends and distributions	(0.03)		(0.44)		(0.06)
Net asset value, end of period	$29.23		$29.84		$30.00
Total Return(2)	(1.94	)%(7)	0.82%		0.26	%(7)
Ratios to Average Net Assets(3):
Expenses	0.88	%(4)(5)(8)	0.94	%(4)	1.04	%(4)(5)(8)
Net investment income (loss)	(0.03	)%(4)(5)(8)	2.29	%(4)	3.63	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.07	%(8)	0.20%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$7,971		$13,909		$2,626

^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	1.81%	(0.96)%
October 31, 2007	9.59	(4.92)

  (6)  Amount is less than 0.005%

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.83		$30.03
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.09)		0.23
Net realized and unrealized loss	(0.56)		(0.23)
Total income (loss) from investment operations	(0.65)		0.00
Dividends to shareholders from net investment income:	(0.02)		(0.20)
Net asset value, end of period	$29.16		$29.83
Total Return(2)	(2.18	)%(6)	(0.02	)%(6)
Ratios to Average Net Assets(3)(4):
Expenses	1.38	%(4)(5)(7)	1.38	%(4)(7)
Net investment income (loss)	(0.53	)%(4)(5)(7)	1.31	%(4)(7)
Rebate from Morgan Stanley affiliate	0.07	%(7)	0.20	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$98		$100

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	2.31%	(1.46)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

The FX Alpha Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$29.83		$30.03
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.07)		0.26
Net realized and unrealized loss	(0.56)		(0.24)
Total income (loss) from investment operations	(0.63)		0.02
Dividends to shareholders from net investment income:	(0.02)		(0.22)
Net asset value, end of period	$29.18		$29.83
Total Return(2)	(2.10	)%(6)	0.05	%(6)
Ratios to Average Net Assets(3)(4):
Expenses	1.23	%(4)(5)(7)	1.23	%(4)(7)
Net investment income (loss)	(0.38	)%(4)(5)(7)	1.45	%(4)(7)
Rebate from Morgan Stanley affiliate	0.07	%(7)	0.20	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$128		$131

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	2.16%	(1.31)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008^^		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007^^
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.79		$29.82		$30.00
Loss from investment operations:
Net investment income (loss)(1)	(0.10)		0.51		0.18
Net realized and unrealized loss	(1.33)		(1.16)		(0.36)
Total loss from investment operations	(1.43)		(0.65)		(0.18)
Dividends and Distributions to shareholders from:
Net Investment Income	–		(0.33)		–
Paid-in-capital	–		(0.05)		–
	–		(0.38)		–
Net asset value, end of period	$27.36		$28.79		$29.82
Total Return(2)	(5.00	)%(7)	(1.98)%		(0.80	)%(7)
Ratios to Average Net Assets(3):
Expenses	1.54	%(4)(5)(8)	1.57	%(4)	1.84	%(4)(5)(8)
Net investment income (loss)	(0.69	)%(4)(5)(8)	1.72	%(4)	2.79	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.13	%(8)	0.11	%(8)	0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$45,559		$66,892		$35,681

^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	1.88%	(1.03)%
October 31, 2007	4.81	(0.18)

  (6)  Amount is less than 0.005%

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008^^		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007^^
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.65		$29.76		$30.00
Loss from investment operations:
Net investment income (loss)(1)	(0.18)		0.24		0.12
Net realized and unrealized loss	(1.33)		(1.11)		(0.36)
Total loss from investment operations	(1.51)		(0.87)		(0.24)
Dividends and Distributions to shareholders from:
Net Investment Income	–		(0.19)		–
Paid-in-capital	–		(0.05)		–
	–		(0.24)		–
Net asset value, end of period	$27.14		$28.65		$29.76
Total Return(2)	(5.30	)%(7)	(2.71)%		(1.00	)%(7)
Ratios to Average Net Assets(3):
Expenses	2.18	%(4)(5)(8)	2.33	%(4)	2.59	%(4)(5)(8)
Net investment income (loss)	(1.33	)%(4)(5)(8)	0.83	%(4)	2.04	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.13	%(8)	0.11%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$42,667		$61,098		$21,298

^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	2.52%	(1.67)%
October 31, 2007	5.56	(0.93)

  (6)  Amount is less than 0.005%

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE YEAR ENDED OCTOBER 31, 2008^^		FOR THE PERIOD AUGUST 15, 2007^ THROUGH OCTOBER 31, 2007^^
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.90		$29.73		$30.00
Loss from investment operations:
Net investment income (loss)(1)	(0.06)		0.49		0.18
Net realized and unrealized loss	(1.35)		(0.89)		(0.45)
Total loss from investment operations	(1.41)		(0.40)		(0.27)
Dividends and Distributions to shareholders from:
Net Investment Income	–		(0.38)		–
Paid-in-capital	–		(0.05)		–
	–		(0.43)		–
Net asset value, end of period	$27.49		$28.90		$29.73
Total Return(2)	(4.88	)%(7)	(1.58)%		(0.70	)%(7)
Ratios to Average Net Assets(3):
Expenses	1.31	%(4)(5)(8)	1.33	%(4)	1.59	%(4)(5)(8)
Net investment income (loss)	(0.46	)%(4)(5)(8)	1.66	%(4)	3.04	%(4)(5)(8)
Rebate from Morgan Stanley affiliate	0.13	%(8)	0.11%		0.00	%(6)(8)
Supplemental Data:
Net assets, end of period, in thousands	$18,554		$26,396		$2,628

^  Commencement of operations.

  ^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT INCOME (LOSS)
April 30, 2009	1.65%	(0.80)%
October 31, 2007	4.56	0.07

  (6)  Amount is less than 0.005%

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class R Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.75		$29.43
Loss from investment operations:
Net investment income (loss)(1)	(0.14)		0.14
Net realized and unrealized loss	(1.33)		(0.59)
Total loss from investment operations	(1.47)		(0.45)
Dividends and Distributions to shareholders from:
Net Investment Income	–		(0.18)
Paid-in-capital	–		(0.05)
	–		(0.23)
Net asset value, end of period	$27.28		$28.75
Total Return(2)	(5.11	)%(6)	(1.55	)%(6)
Ratios to Average Net Assets(3)(4):
Expenses	1.81	%(5)(7)	1.84	%(7)
Net investment income (loss)	(0.96	)%(5)(7)	0.82	%(7)
Rebate from Morgan Stanley affiliate	0.13	%(7)	0.11	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$93		$98

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

  @@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	2.15%	(1.30)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

The FX Alpha Plus Strategy Portfolio

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2009		FOR THE PERIOD MARCH 31, 2008@@@ THROUGH OCTOBER 31, 2008^^
	(unaudited)
Class W Shares
Selected Per Share Data:
Net asset value, beginning of period	$28.76		$29.43
Loss from investment operations:
Net investment income (loss)(1)	(0.12)		0.14
Net realized and unrealized loss	(1.32)		(0.57)
Total loss from investment operations	(1.44)		(0.43)
Dividends and Distributions to shareholders from:
Net Investment Income	–		(0.19)
Paid-in-capital	–		(0.05)
	–		(0.24)
Net asset value, end of period	$27.32		$28.76
Total Return(2)	(5.07	)%(6)	(1.44	)%(6)
Ratios to Average Net Assets(3)(4):
Expenses	1.66	%(5)(7)	1.77	%(7)
Net investment income (loss)	(0.81	)%(5)(7)	0.82	%(7)
Rebate from Morgan Stanley affiliate	0.13	%(7)	0.11	%(7)
Supplemental Data:
Net assets, end of period, in thousands	$482		$304

^^  On June 13, 2008, the Portfolio effected a reverse stock split as described in the Notes to Financial Statements. Per share data prior to this date has been restated to give effect to the reverse stock split.

@@@  Date shares were first issued.

  (1)  The per share amounts were computed using an average number of shares outstanding during the period.

  (2)  Calculated based on the net asset value as of the last business day of the period.

  (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.

  (4)  The ratios reflect the rebate of certain Portfolio expenses in connection with investments in Morgan Stanley affiliate during the period. The affect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate".

  (5)  If the Fund had borne all of its expenses that were reimbursed or waived by the Investment Adviser and Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD	EXPENSE	NET INVESTMENT LOSS
April 30, 2009	2.00%	(1.15)%

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Financial Statements

Morgan Stanley FX Series Funds

An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. What Personal Information Do We Collect About You?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

■  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

■  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

■  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

■  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

■  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service

Morgan Stanley FX Series Funds

An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. When Do We Disclose Personal Information We Collect About You?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

(This page has been left blank intentionally.)

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
20 Bank Street, Canary Wharf
London, E14 4AD England

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

© 2009 Morgan Stanley

INVESTMENT MANAGEMENT

Morgan Stanley
FX Series Funds

Semiannual Report

April 30, 2009

FXASAN
IU09-02737P-Y04/09

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley FX Series Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
June 23, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 23, 2009

3